Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF
Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF Ticker: EMIH Stock Exchange: NYSE Arca
INVESTMENT OBJECTIVE
Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond - Interest Rate Hedged Index (the “Underlying Index”).
FEES AND EXPENSES
These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF
Management Fee	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF | Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF | USD ($)	51	160

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example and can affect the Fund’s performance. For the fiscal year ended May 31, 2015, the Fund’s portfolio turnover was 1%.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of (a) long positions in U.S. dollar-denominated government bonds issued by emerging market countries, and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets sovereign bonds. Duration is a measure that estimates the sensitivity of a bond’s price relative to interest rate changes. Duration is often expressed as a period of time, and considers the timing and pattern of interest and principal payments. Generally, a lower duration indicates a lower sensitivity to changes in interest rates, and a higher duration indicates a higher sensitivity to changes in interest rates.

By taking these short positions, the Underlying Index seeks to mitigate the potential negative impact of rising Treasury interest rates (“interest rates”) on the performance of emerging markets sovereign bonds (conversely limiting the potential positive impact of falling interest rates). The short positions are not intended to mitigate other factors influencing the price of emerging markets sovereign bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.

The Underlying Index consists of bonds issued by emerging markets sovereign and quasi-sovereign entities that (i) are denominated in U.S. dollars, (ii) have more than two years to maturity if already part of the Underlying Index or two and half years to maturity upon entering the Underlying Index, and (iii) have an outstanding float of at least $1 billion. The eligible countries are Brazil, Chile, China, Colombia, Croatia, Ecuador, Egypt, El Salvador, Hungary, Indonesia, Kazakhstan, Latvia, Lebanon, Lithuania, Mexico, Panama, Peru, Philippines, Poland, Qatar, Romania, Russia, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay and Venezuela; however, this universe of countries may change in accordance with the index provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. The bonds included in the Underlying Index may be rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.). The Underlying Index is reconstituted and rebalanced (including a reset of the interest rate hedge) on a quarterly basis.

As of June 30, 2015, the Underlying Index was comprised of 172 bonds issued by 31 different issuers.

Relative to a long-only investment in the same emerging markets sovereign bonds, the Underlying Index, and thus the Fund, should outperform in a rising interest rate environment and underperform in a falling or static interest rate environment. Performance of the Underlying Index, and thus the Fund, could be particularly poor in risk-averse, flight-to-quality environments when it is common for emerging markets sovereign bonds to decline in value and for interest rates to fall. In addition, the performance of the Underlying Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the emerging markets sovereign bond positions. These factors may be as or more important to the performance of the Underlying Index, and thus the Fund, than the impact of interest rates. As such, there is no guarantee that the Underlying Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates. The Underlying Index, and thus the Fund, may be more volatile than a long-only position in the same emerging markets sovereign bonds.

The Fund will invest in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in Treasury Securities. These derivatives principally include futures contracts, which are standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement. The Fund will use futures contracts to obtain short exposure to Treasury Securities.

The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in U.S. dollar-denominated sovereign bonds issued by emerging market countries. In addition, the Fund will invest at least 80% of its total assets, but typically far more, in instruments that comprise the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of June 30, 2015, the Underlying Index was wholly comprised of sovereign issuers.
MAIN RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase debt instruments included in the Underlying Index.

Sovereign bond risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders. Sovereign debt risk is increased for emerging market issuers.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

Emerging market securities risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates because interest rates are expected to start increasing in the foreseeable future, with unpredictable impacts on the markets and the Fund’s investments. The Underlying Index (and therefore the Fund) seeks to mitigate this risk by taking short positions in Treasury Securities.

Credit risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. The hedging methodology of the Underlying Index does not seek to mitigate credit risk.

Hedging risk. The Underlying Index seeks to mitigate the potential negative impact of rising Treasury interest rates on the performance of emerging markets sovereign bonds. The short positions in Treasury Securities are not intended to mitigate credit risk or other factors influencing the price of emerging markets sovereign bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long emerging markets sovereign bond positions. While the Fund seeks to achieve an effective duration of zero, the hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month. The Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

When interest rates fall, an unhedged investment in the same emerging markets sovereign bonds will outperform the Fund. Performance of the Fund could be particularly poor if emerging markets sovereign credit deteriorates at the same time that Treasury interest rates fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same emerging markets sovereign bonds.

Short position risk. The Fund will seek short exposure to Treasury Securities through futures contracts, which will cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments such as futures contracts, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

High yield securities risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

Pricing risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Issuer-specific changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index. For example, the Fund incurs fees, administrative expenses and transaction costs that the Underlying Index itself does not. The Fund uses sampling techniques (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), or the composition of its portfolio may diverge from that of the Underlying Index. Also, while the exposure of an index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may be greater or less than 100%, and may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. In addition, the Underlying Index is not required to apply fair valuation to its constituents, but the Fund may apply fair valuation to its portfolio securities in certain situations (as set forth above under “Pricing Risk”), which may lead to increased differences between the Fund’s performance and that of the Underlying Index. The Fund’s use of derivatives may also increase the deviation between the Fund’s return and that of the Underlying Index.

Market price risk. Fund shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. The bid-ask spread of the Fund may be wider in comparison to the bid-ask spread of other ETFs, given the liquidity of the Fund’s assets and the Underlying Index’s (and thus the Fund’s) hedging strategy. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming shares directly with the Fund.

Counterparty risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Securities lending risk. The Fund may lend its portfolio securities to broker dealers and other financial institutions. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has less than one calendar year of performance and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.